Stock-Based Compensation	12 Months Ended
Feb. 28, 2015
Stock-Based Compensation [Text Block]
8.	Stock-Based Compensation

There were no options granted during the years ended February 28, 2015, February 28, 2014, and February 28, 2013.

On January 26, 2015 the Company entered into a consulting agreement where the Company is committed to issue 25,000 warrants, with an exercise price of US$3.40 and an expiry date of January 26, 2018. The warrants had a grant date fair value of $32,570 (note 9). As at February 28, 2015, the warrants had been earned, and are included in the outstanding warrants table in note 7(d).

In connection with the vesting of certain employees’, officers’ and directors’ stock options, and warrants for the year ended February 28, 2015, the Company has recorded stock option compensation of $16,236 (2014 - $54,471 ; 2013 - $151,916) which was credited to additional paid-in capital and expensed in selling, general and administrative expenses, and for warrants $32,570 credited to derivative liability and expensed in selling, general and administrative expenses.